(30) RELATED PARTY TRANSACTIONS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions Details Narrative Abstract
Total compensation of key management personnel	R$ 90,783	R$ 73,670	R$ 58,132
Short-term benefits of post	78,335	64,516	49,989
Post-employment benefits	2,160	1,516	1,212
Other long-term benefits	R$ 10,288	R$ 7,638	R$ 6,930